Trade Receivables	9 Months Ended
Sep. 30, 2022
Trade Receivables [Abstract]
Trade receivables
6	Trade receivables

		As of
	Notes	September 30, 2022	December 31, 2021

Credit card operators	6.1	184	75
Credit card operators with related parties	9.1	92	24
Sales ticket and payment slips	6.2	154	118
Trade receivables with related parties	9.1	13	31
Trade receivables with suppliers/payment slips		19	23
		462	271
Provision for expected credit losses	6.3	(8)	(6)
		454	265

The breakdown of trade receivables by their gross amount by maturity period is presented below:

			Overdue
	Total	Due	Less than 30 days	> 90 days
09/30/2022	462	460	1	1
12/31/2021	271	269	1	1

6.1	Credit card operators

The Company, through a cash management strategy, advances receivables from credit card operators, without any right of recourse or related obligation and derecognizes the balance of trade receivables.

6.2	Sales ticket and payment slips

Refers to amounts derived from transactions through receipts: (i) tickets and meal vouchers R$65 (R$56 on December 31, 2021); and (ii) payment slips R$89 (R$62 on December 31, 2021).

6.3	Provision for expected credit losses

	For the nine-month period ended September 30,
	2022	2021
At the beginning of the period	(6)	(4)
Additions	(25)	(23)
Reversals	23	21
At the end of the period	(8)	(6)